Financial instruments - valuation - Level 3 Sensitivities of Assets (Details) - At fair value - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Fair value of assets
Financial assets, at fair value	£ 173,504	£ 165,969
Trading loans
Fair value of assets
Financial assets, at fair value	35,179	35,039
Trading securities
Fair value of assets
Financial assets, at fair value	21,527	13,878
Interest rate
Fair value of assets
Financial assets, at fair value	35,028	37,499
Foreign exchange
Fair value of assets
Financial assets, at fair value	37,898	40,797
Other derivatives
Fair value of assets
Financial assets, at fair value	84	110
Other loans
Fair value of assets
Financial assets, at fair value	565	853
Other securities
Fair value of assets
Financial assets, at fair value	43,223	37,793
Level 3
Fair value of assets
Financial assets, at fair value	1,583	1,682	£ 1,656	£ 1,961
Sensitivity favourable	60	40
Sensitivity unfavourable	(60)	(60)
Level 3 | Trading loans
Fair value of assets
Financial assets, at fair value	243	278
Level 3 | Derivatives
Fair value of assets
Financial assets, at fair value	637	630	£ 762	£ 823
Level 3 | Interest rate
Fair value of assets
Financial assets, at fair value	446	473
Sensitivity favourable	20	20
Sensitivity unfavourable	(20)	(20)
Level 3 | Foreign exchange
Fair value of assets
Financial assets, at fair value	149	110
Sensitivity favourable	10
Sensitivity unfavourable	(10)
Level 3 | Other derivatives
Fair value of assets
Financial assets, at fair value	42	47
Level 3 | Other loans
Fair value of assets
Financial assets, at fair value	527	565
Sensitivity favourable	10
Sensitivity unfavourable	(10)	(10)
Level 3 | Other securities
Fair value of assets
Financial assets, at fair value	176	209
Sensitivity favourable	20	20
Sensitivity unfavourable	£ (20)	£ (30)